Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets
Property, plant and equipment	€ 76,183	€ 57,878
Right-of-use assets	35,423	24,888
Intangible assets	94,049	60,800
Goodwill	13,385	15,101
Non-current financial assets	1,521	1,133
Tax credit receivables	6,056	6,629
Total Non-Current Assets	226,617	166,429
Assets held for sale		384
Current Assets
Inventories	92,478	106,569
Trade and other financial receivables	43,416	39,827
Other receivables	8,429	14,846
Other current financial assets	5,810	5,957
Other current assets / deferred charges	1,276	1,633
Advance payments	4,357	3,031
Cash and cash equivalents	101,158	83,308
Total Current Assets	256,924	255,171
Total Assets	483,541	421,984
Equity
Share capital	50,352	45,769
Share premium	481,615	378,240
Accumulated deficit	(420,195)	(306,696)
Other equity components	32,149	41,240
Foreign currency translation reserve	5,868	10,597
Total Equity attributable to owners of the Company	149,789	169,150
Non-controlling interest	22
Total equity	149,811	169,150
Non-Current Liabilities
Loans and borrowings	80,861	44,359
Lease liabilities	34,063	24,657
Provisions	13,836	1,439
Government grants	4,849	2,198
Deferred tax liabilities	9,347	1,388
Total Non-Current Liabilities	142,956	74,041
Current Liabilities
Loans and borrowings	126,496	89,268
Derivative warrants liabilities	3,119	5,834
Lease liabilities	4,914	2,644
Trade and other financial payables	45,081	71,249
Current income tax liabilities		1,186
Other payables	6,209	5,819
Provisions	1,752	1,318
Government grants	551	708
Contract liabilities	2,652	767
Total Current Liabilities	190,774	178,793
Total Liabilities	333,730	252,834
Total Equity and Liabilities	€ 483,541	€ 421,984